S000009422 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Regional Banks Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	7.68%	8.03%
iShares U.S. Regional Banks ETF
Prospectus [Line Items]
Average Annual Return, Percent	13.15%	7.27%	7.60%
Performance Inception Date				May 01, 2006
iShares U.S. Regional Banks ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.30%	6.49%	6.90%
iShares U.S. Regional Banks ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.29%	5.57%	6.01%